Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis
	December 31, 2015
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$866	$-	$866
Foreign exchange forward contracts
designated as hedging instruments	23	-	23

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(432)	-	(432)
Foreign exchange forward contracts
designated as hedging instruments	(131)	-	(131)
Obligations in connection with acquisitions	-	(6,991)	(6,991)
	$326	$(6,991)	$(6,665)

	December 31, 2014
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts
designated as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs
	2015	2014

	(U.S. $ in thousands)
Fair value as of January 1	$35,656	$29,025
Settlements	(4,994)	(10,795)
Additions	-	43,576
Change in fair value recognized in earnings	(23,671)	(26,150)
Fair value as of December 31	$6,991	$35,656